Financial risk management and financial instruments - Interest Rate Risk (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Dec. 31, 2015 USD ($)
Financial risk management and financial instruments
Variable rate as a percentage of total financial assets		99.00%	99.00%	99.00%	99.00%
Fixed rate as a percentage of total financial assets		1.00%	1.00%	1.00%	1.00%
Variable rate as a percentage of total financial liabilities		47.00%	47.00%	40.00%	40.00%
Fixed rate as a percentage of total financial liabilities		53.00%	53.00%	60.00%	60.00%
Variable
Financial risk management and financial instruments
Financial assets			R 36,140		R 16,663
Financial liabilities			(97,531)		(54,542)
Net financial instruments			(61,391)		(37,879)
Fixed
Financial risk management and financial instruments
Financial assets			525		197
Financial liabilities			(109,919)		(83,151)
Net financial instruments			(109,394)		(82,954)
Interest rate swap
Financial risk management and financial instruments
Gain (loss) on ineffectiveness	R 0
Financial assets					15
Financial liabilities			R (4,143)		R (1,488)
Interest rate swap | Cash flow hedge
Financial risk management and financial instruments
Contract/Notional amount | $		$ 1,900		$ 1,950		$ 1,950